Goldman Sachs MLP Energy Infrastructure Fund Expense Example, No Redemption - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs MLP Energy Infrastructure Fund - Class C Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, By Year, Column [Optional Text]	Class C Shares – Assuming no redemption
Expense Example, No Redemption, 1 Year	$ 220
Expense Example, No Redemption, 3 Years	679
Expense Example, No Redemption, 5 Years	1,164
Expense Example, No Redemption, 10 Years	$ 2,503